SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.0%
	Banks — 12.3%
	Banks — 12.3%
	Bank Central Asia Tbk. PT	32,276,900	$ 15,586,406
	China Construction Bank Corp. Class H	9,764,500	9,648,195
	Credicorp Ltd.	39,124	11,228,588
	ICICI Bank Ltd.	1,206,279	18,024,516
	KB Financial Group, Inc.	94,755	8,156,954
	Piraeus Bank SA	1,240,452	9,904,152
			72,548,811
	Capital Goods — 5.6%
	Aerospace & Defense — 2.0%
[a]	LIG Nex1 Co. Ltd.	39,760	11,584,539
	Electrical Equipment — 1.6%
	Contemporary Amperex Technology Co. Ltd. Class A	185,159	9,730,972
	Machinery — 2.0%
	Techtronic Industries Co. Ltd.	1,014,416	11,717,784
			33,033,295
	Consumer Discretionary Distribution & Retail — 12.8%
	Broadline Retail — 12.8%
	Alibaba Group Holding Ltd.	975,500	17,898,852
[a]	MercadoLibre, Inc.	3,964	7,984,527
	Naspers Ltd. Class N,	608,731	40,600,814
[a]	Sea Ltd. ADR	70,366	8,976,591
			75,460,784
	Consumer Durables & Apparel — 1.2%
	Household Durables — 1.2%
	Nien Made Enterprise Co. Ltd.	605,344	6,954,987
			6,954,987
	Consumer Services — 4.3%
	Hotels, Restaurants & Leisure — 4.3%
[a]	MakeMyTrip Ltd.	153,264	12,586,039
	Trip.com Group Ltd. ADR	176,758	12,710,668
			25,296,707
	Consumer Staples Distribution & Retail — 4.5%
	Consumer Staples Distribution & Retail — 4.5%
[a]	BBB Foods, Inc. Class A	187,102	6,247,336
	Bid Corp. Ltd.	782,787	19,941,688
			26,189,024
	Energy — 4.3%
	Energy Equipment & Services — 2.0%
	ADNOC Drilling Co. PJSC	7,998,045	11,628,769
	Oil, Gas & Consumable Fuels — 2.3%
	Reliance Industries Ltd.	765,442	13,362,111
			24,990,880
	Financial Services — 2.9%
	Capital Markets — 2.9%
	360 ONE WAM Ltd.	731,083	9,673,005
	XP, Inc. Class A	437,787	7,166,573
			16,839,578
	Food, Beverage & Tobacco — 5.9%
	Beverages — 4.5%
	Arca Continental SAB de CV	1,685,800	18,208,419
	Kweichow Moutai Co. Ltd. Class A	43,034	8,480,866
	Food Products — 1.4%
	China Mengniu Dairy Co. Ltd.	4,229,200	8,102,249

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2025 (Unaudited)

Issuer-Description	SHARES	VALUE
		34,791,534
Health Care Equipment & Services — 1.4%
Health Care Providers & Services — 1.4%
Bangkok Dusit Medical Services PCL Class F	13,706,100	$ 8,394,358
		8,394,358
Insurance — 3.7%
Insurance — 3.7%
AIA Group Ltd.	2,133,800	21,906,359
		21,906,359
Semiconductors & Semiconductor Equipment — 21.0%
Semiconductors & Semiconductor Equipment — 21.0%
MediaTek, Inc.	329,000	14,973,346
SK Hynix, Inc.	44,660	20,225,523
Taiwan Semiconductor Manufacturing Co. Ltd.	1,795,559	88,576,453
		123,775,322
Software & Services — 1.3%
Information Technology Services — 1.3%
Tata Consultancy Services Ltd.	210,337	7,512,086
		7,512,086
Technology Hardware & Equipment — 3.9%
Technology Hardware, Storage & Peripherals — 3.9%
Samsung Electronics Co. Ltd.	274,593	23,014,982
		23,014,982
Telecommunication Services — 2.0%
Wireless Telecommunication Services — 2.0%
Bharti Airtel Ltd.	504,897	11,836,060
		11,836,060
Transportation — 3.7%
Transportation Infrastructure — 3.7%
Grupo Aeroportuario del Pacifico SAB de CV Class B	387,135	10,126,243
Salik Co. PJSC	6,629,142	11,461,453
		21,587,696
Utilities — 2.2%
Electric Utilities — 2.2%
Tenaga Nasional Bhd.	3,884,299	13,132,721
		13,132,721
Total Common Stock (Cost $355,338,993)		547,265,184
Preferred Stock — 3.8%
Banks — 1.6%
Banks — 1.6%
Itau Unibanco Holding SA 11.342%	1,305,727	9,331,855
		9,331,855
Energy — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Petroleo Brasileiro SA 9.411%	2,308,412	12,958,167
		12,958,167
Total Preferred Stock (Cost $20,107,895)		22,290,022

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Short-Term Investments — 3.2%
[b]	Thornburg Capital Management Fund	1,858,471	$ 18,584,708
	Total Short-Term Investments (Cost $18,584,708)		18,584,708
	Total Investments — 100.0% (Cost $394,031,596)		$588,139,914
	Other Assets Less Liabilities — 0.0%		10,448
	Net Assets — 100.0%		$588,150,362

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$21,768,635	$64,412,937	$(67,596,864)	$-	$-	$18,584,708	$164,701